UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 18, 2011

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   46

FORM 13F INFORMATION TABLE VALUE TOTAL:   $124,193,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3335    73793 SH       SOLE                    73018
ARCHER-DANIELS-MID             COM              039483102     2855    79279 SH       SOLE                    78309
AT&T INC                       COM              00206R102     2619    85552 SH       SOLE                    84662
BECTON DICKINSON               COM              075887109     2402    30164 SH       SOLE                    29774
BRISTOL MYERS SQUIBB CO        COM              110122108     2520    95341 SH       SOLE                    94361
CATERPILLAR INC                COM              149123101     4431    39791 SH       SOLE                    39371
CHEVRON CORP                   COM              166764100     4180    38888 SH       SOLE                    38528
CHUBB CORP COM                 COM              171232101     2972    48471 SH       SOLE                    47981
CONOCOPHILLIPS                 COM              20825C104     3227    40408 SH       SOLE                    40018
CONSOLIDATED EDISON COM        COM              209115104     3244    63955 SH       SOLE                    63265
DU PONT E I DE NEMOURS COM     COM              263534109     4035    73410 SH       SOLE                    72540
EMERSON ELECTRIC               COM              291011104     3055    52284 SH       SOLE                    51754
EXXON MOBIL CORP               COM              30231G102     3901    46365 SH       SOLE                    46000
HOME DEPOT, INC.               COM              437076102     2630    70979 SH       SOLE                    70219
HONEYWELL INTL INC COM         COM              438516106     2746    45995 SH       SOLE                    45485
INTEL CORP                     COM              458140100     2375   117693 SH       SOLE                   116488
INTERNATIONAL BUS MACH COM     COM              459200101     4006    24565 SH       SOLE                    24275
JOHNSON & JOHNSON              COM              478160104     2392    40366 SH       SOLE                    39946
KIMBERLY CLARK                 COM              494368103     2196    33639 SH       SOLE                    33269
MCDONALD'S CORP                COM              580135101     2845    37385 SH       SOLE                    36995
MERCK & CO INC COM             COM              58933Y105     2298    69606 SH       SOLE                    68781
MONSANTO CO NEW COM            COM              61166W101     1854    25657 SH       SOLE                    25657
NATIONAL FUEL GAS              COM              636180101     4271    57721 SH       SOLE                    57081
NORDSTROM                      COM              655664100     3138    69917 SH       SOLE                    69207
NORFOLK SOUTHERN CORP COM      COM              655844108      229     3300 SH       SOLE                     3300
NUCOR CORP COM                 COM              670346105     2188    47534 SH       SOLE                    46999
PEPSICO INC                    COM              713448108     2548    39566 SH       SOLE                    39166
PFIZER INC                     COM              717081103      237    11672 SH       SOLE                    11672
PNC FINL SVCS GROUP COM        COM              693475105      302     4800 SH       SOLE                     4800
PROCTER & GAMBLE               COM              742718109     2313    37550 SH       SOLE                    37200
PUBLIC SVC ENTERPRISE COM      COM              744573106      200     6360 SH       SOLE                     6360
SYSCO CORP                     COM              871829107     1962    70814 SH       SOLE                    69934
TEXAS INSTRUMENTS              COM              882508104     3626   104915 SH       SOLE                   103735
UNION PACIFIC                  COM              907818108     3240    32953 SH       SOLE                    32573
UNITED TECHNOLOGIES            COM              913017109     3459    40863 SH       SOLE                    40443
VERIZON COMMUNICATIONS INC     COM              92343V104     3060    79387 SH       SOLE                    78612
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     2616    23969 SH       SOLE                    23809
ISHARES TR HIGH YLD CORP       OTHER            464288513     1792    19482 SH       SOLE                    19482
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1926    24022 SH       SOLE                    23807
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     2174    27166 SH       SOLE                    26951
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     2524    31333 SH       SOLE                    31333
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1677    28680 SH       SOLE                    28455
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     4838   105865 SH       SOLE                   105455
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     3338    54615 SH       SOLE                    54615
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     5048   105858 SH       SOLE                   105573
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1372    24927 SH       SOLE                    24927